Condensed Statements of Operations (Unaudited) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2017	Jun. 30, 2016	Dec. 31, 2016	Dec. 31, 2015
Income Statement [Abstract]
Revenues
Operating expenses:
Research and development	1,274,634	852,596	2,567,414	1,589,696	3,606,515	1,966,221
General and administrative	635,007	674,569	1,575,096	1,154,501	2,470,062	1,908,080
Total operating expenses	1,909,641	1,527,165	4,142,510	2,744,197	6,076,577	3,874,301
Operating loss	(1,909,641)	(1,527,165)	(4,142,510)	(2,744,197)	(6,076,577)	(3,874,301)
Other income (expense):
Interest income	4,242	1,274	6,405	3,930	9,368	4,762
Interest expense	(1,140)	(1,882)	(2,485)	(3,757)	(7,594)	(7,022)
Other expense						(1,453)
Amortization of debt discount		(49)	(59)	(98)	(196)	(196)
Total other income (expense)	3,102	(657)	3,861	75	1,578	(3,909)
Net loss	$ (1,906,539)	$ (1,527,822)	$ (4,138,649)	$ (2,744,122)	$ (6,074,999)	$ (3,878,210)
Basic and diluted net loss per share	$ (0.05)	$ (0.05)	$ (0.12)	$ (0.08)	$ (0.18)	$ (0.12)
Weighted average common shares outstanding - basic and diluted	35,857,701	32,880,589	35,823,121	32,605,984	33,130,424	32,044,274